UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 92.75%		$438,554,246
(Cost $430,575,423)

Aerospace & Defense 3.68%		17,411,150
Honeywell International, Inc.	165,000	5,413,650
United Technologies Corp.	250,000	11,997,500

Agricultural Products 0.75%		3,532,020
Archer-Daniels-Midland Co.	129,000	3,532,020

Apparel Retail 2.11%		9,962,460
The TJX Cos., Inc.	513,000	9,962,460

Asset Management & Custody Banks 5.76%		27,221,119
Bank of New York Mellon Corp.	350,000	9,009,000
Federated Investors, Inc. (Class B)	200,000	3,904,000
SEI Investments Co.	237,700	3,011,659
State Street Corp.	217,000	5,049,590
T. Rowe Price Group, Inc.	226,500	6,246,870

Communications Equipment 2.18%		10,292,923
Cisco Systems, Inc. (I)	687,570	10,292,923

Computer Hardware 5.74%		27,139,827
Apple, Inc.	26,590	2,396,557
Hewlett-Packard Co.	207,500	7,210,625
International Business Machines Corp.	191,300	17,532,645

Construction & Farm Machinery & Heavy Trucks 0.85%		4,016,670
Caterpillar, Inc.	130,200	4,016,670

Data Processing & Outsourced Services 1.25%		5,906,967
Automatic Data Processing, Inc.	162,592	5,906,967

Department Stores 0.50%		2,373,030
Nordstrom, Inc.	187,000	2,373,030

Distillers & Vintners 1.49%		7,064,200
Diageo PLC, ADR	130,000	7,064,200

Diversified Financial Services 1.53%		7,217,167
Bank of America Corp.	400,000	2,632,000
JPMorgan Chase & Co.	179,740	4,585,167

Drug Retail 1.77%		8,386,560
CVS Caremark Corp.	312,000	8,386,560

Electric Utilities 2.66%		12,578,200
FPL Group, Inc.	244,000	12,578,200

Electrical Components & Equipment 2.07%		9,777,300
Emerson Electric Co.	299,000	9,777,300

Fertilizers & Agricultural Chemicals 1.61%		7,606,000
Monsanto Co.	100,000	7,606,000

Footwear 1.49%		7,059,000
Nike, Inc. (Class B)	156,000	7,059,000

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Health Care Equipment 4.79%		22,637,480
Baxter International, Inc.	41,000	2,404,650
Becton, Dickinson & Co.	148,000	10,755,160
Medtronic, Inc.	283,000	9,477,670

Health Care Supplies 0.96%		4,520,880
DENTSPLY International, Inc.	168,000	4,520,880

Household Products 2.01%		9,513,520
Procter & Gamble Co.	174,560	9,513,520

Hypermarkets & Super Centers 2.59%		12,251,200
Wal-Mart Stores, Inc.	260,000	12,251,200

Industrial Conglomerates 2.64%		12,489,951
3M Co.	45,400	2,442,066
General Electric Co.	828,350	10,047,885

Industrial Gases 2.17%		10,260,448
Praxair, Inc.	164,800	10,260,448

Industrial Machinery 1.51%		7,159,040
Danaher Corp.	128,000	7,159,040

Integrated Oil & Gas 9.77%		46,183,869
Chevron Corp.	198,400	13,991,168
Exxon Mobil Corp.	260,872	19,951,491
Royal Dutch Shell PLC, ADR	99,000	4,873,770
Total SA, ADR	148,000	7,367,440

Integrated Telecommunication Services 0.78%		3,693,000
AT&T, Inc.	150,000	3,693,000

Internet Software & Services 1.69%		7,989,308
Google, Inc. (Class A) (I)	23,600	7,989,308

Life & Health Insurance 1.24%		5,881,414
Aflac, Inc.	253,400	5,881,414

Managed Health Care 1.96%		9,292,240
Unitedhealth Group, Inc.	328,000	9,292,240

Multi-Line Insurance 1.46%		6,895,200
MetLife, Inc.	240,000	6,895,200

Oil & Gas Exploration & Production 1.69%		7,996,860
EOG Resources, Inc.	118,000	7,996,860

Pharmaceuticals 9.79%		46,290,407
Abbott Laboratories	308,617	17,109,726
Johnson & Johnson	223,450	12,890,831
Teva Pharmaceutical Industries, Ltd., ADR	393,000	16,289,850

Regional Banks 0.70%		3,304,930
BB&T Corp.	167,000	3,304,930

Semiconductors 1.21%		5,714,280
Analog Devices, Inc.	286,000	5,714,280

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer				Shares	Value

Soft Drinks 2.55%					12,046,410
PepsiCo, Inc.				239,825	12,046,410

Steel 1.16%					5,494,413
Nucor Corp.				134,700	5,494,413

Systems Software 4.45%					21,028,095
Microsoft Corp.				523,050	8,944,155
Oracle Corp. (I)				718,000	12,083,940

Tobacco 2.19%					10,366,708
Philip Morris International, Inc.				279,050	10,366,708

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating	(000)	Value

Short-term investments 6.61%					$31,279,082
(Cost $31,279,083)

U.S. Government 6.61%					31,279,082
U.S. Treasury Bill	Zero	06/18/09	AAA	13,300	13,294,432
U.S. Treasury Bill	Zero	06/25/09	AAA	18,000	17,984,650

Total investments (Cost $461,854,506) 99.36%					$469,833,328

Other assets and liabilities, net 0.64%					$3,009,933

Total net assets 100.00%					$472,843,261

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $463,394,880. Net unrealized appreciation aggregated $6,438,448, of which $73,996,060 related to appreciated investment securities and $67,557,612 related to depreciated investment securities.

Notes to financial statements

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets, for which market quotations are not readily available, are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

4

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$438,554,246	-
Level 2 – Other Significant Observable
Inputs	31,279,082	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$469,833,328	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties
Concentration Risk

The Funds may concentrate investments in a particular industry or sector of the economy, or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

5

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 17.09%					$120,829,908
(Cost $127,403,492)

Airlines 0.18%					1,290,212
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821%	08/10/22	A-	1,870	1,290,212

Auto Parts & Equipment 0.08%					555,000
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	B-	1,000	555,000

Broadcasting & Cable TV 0.86%					6,068,584
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	2,000	2,162,236
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	BBB+	4,000	3,906,348

Casinos & Gaming 0.07%					495,000
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	CCC+	1,000	495,000

Computer Hardware 1.09%					7,713,871
Hewlett-Packard Co.,
Sr Note	4.500	03/01/13	A	5,000	5,205,595
IBM Corp.,
Sr Sub Note	8.000	10/15/38	A+	2,000	2,508,276

Consumer Finance 0.24%					1,701,480
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	2,000	1,701,480

Department Stores 0.11%					766,743
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	1,000	766,743

Diversified Chemicals 0.30%					2,137,860
EI Du Pont de Nemours & Co.	5.875	01/15/14	A	2,000	2,137,860

Diversified Financial Services 0.57%					4,017,029
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	700	455,338
General Electric Capital Corp.,
Sr Note Ser A	6.125	02/22/11	AAA	1,000	1,033,812
Subordinated Debt (6.375% to 11/15/17 then
variable)	6.375	11/15/67	AA+	1,000	647,775
JPMorgan Chase & Co.,
Subordinated Debt	5.250	05/01/15	A	2,000	1,880,104

Electric Utilities 2.67%					18,905,256
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	BB+	1,700	1,574,537
Appalachian Power Co.,
Sr Note	4.950	02/01/15	BBB	3,000	2,617,200
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB	904	862,208
Duke Capital LLC,
Sr Note	5.668	08/15/14	BBB	5,000	4,395,845

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC,
1st Ref Mtg	5.250%	01/15/18	A	1,000	$1,011,068
Florida Power Corp.,
1st Ref Mtg	5.800	09/15/17	A-	1,205	1,276,571
Kansas City Power & Light Co.,
Sr Note	6.500	11/15/11	BBB	1,000	1,021,377
Oncor Electric Delivery,
Bond (S)	5.950	09/01/13	BBB+	1,000	978,010
Pacific Gas & Electric Co.,
Sr Note	5.625	11/30/17	BBB+	5,000	5,168,440

Food Distributors 0.58%					4,082,216
Kraft Foods, Inc.,
Sr Note	6.125	08/23/18	BBB+	4,000	4,082,216

Health Care Distributors 0.05%					386,548
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	380	386,548

Health Care Services 0.14%					1,001,450
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	A-	1,000	1,001,450

Household Products 0.78%					5,523,790
Clorox Co.,
Sr Note	5.000	03/01/13	BBB+	5,000	5,043,790
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	1,000	480,000

Industrial Conglomerates 0.78%					5,546,625
Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10/17/17	BB-	1,000	750,000
Koninklijke (Royal) Philips Electronics N.V.,
Sr Note	5.750	03/11/18	A-	5,000	4,796,625

Integrated Oil & Gas 0.30%					2,089,700
Shell International Finance BV	6.375	12/15/38	AA+	2,000	2,089,700

Integrated Telecommunication Services 0.70%					4,944,400
Verizon Communications, Inc.,
Sr Note	5.550	02/15/16	A	5,000	4,944,400

Investment Banking & Brokerage 1.03%					7,303,730
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	A+	1,000	1,064,451
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A-	1,000	760,142
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A	1,000	947,737
Morgan Stanley,
Sr Note	6.000	04/28/15	A	5,000	4,531,400

Life & Health Insurance 0.45%					3,175,760
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A+	3,500	3,175,760

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Line Insurance 0.20%					$1,425,452
American International Group,
Sr Note	5.850%	01/16/18	A-	2,000	1,425,452

Multi-Utilities 0.30%					2,118,966
CalEnergy Co., Inc.,
Sr Bond	8.480	09/15/28	BBB+	2,000	2,118,966

Oil & Gas Drilling 0.14%					1,021,136
Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05/01/12	BBB+	1,000	1,021,136

Oil & Gas Exploration & Production 1.08%					7,643,950
Devon Energy Corp.	5.625	01/15/14	BBB+	3,000	3,053,520
XTO Energy, Inc.,
Subordinated Debt	5.500	06/15/18	BBB	5,000	4,590,430

Oil & Gas Storage & Transportation 0.81%					5,723,310
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	BBB	14	13,924
Sr Bond	5.950	02/15/18	BBB	5,000	4,778,120
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	1,000	931,266

Paper Products 0.46%					3,238,920
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	4,000	3,238,920

Pharmaceuticals 0.59%					4,161,261
Abbott Laboratories,
Sr Note	5.600	11/30/17	AA	1,000	1,068,783
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	A-	3,000	3,092,478

Railroads 0.82%					5,774,016
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	BBB	2,000	1,966,512
CSX Corp.,
Sr Note	5.500	08/01/13	BBB-	3,000	2,850,069
Union Pacific Corp.,
Sr Note	5.750	11/15/17	BBB	1,000	957,435

Soft Drinks 0.18%					1,240,161
Pepsico, Inc.,
Sr Note	7.900	11/01/18	A+	1,000	1,240,161

Specialty Chemicals 0.66%					4,658,470
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	5,000	4,218,470
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B-	1,000	440,000

Specialty Stores 0.08%					531,790
Staples, Inc.	9.750	01/15/14	BBB	500	531,790

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Steel 0.29%					$2,030,142
Nucor Corp.,
Sr Note	5.000%	06/01/13	A+	2,000	2,030,142

Tobacco 0.50%					3,557,080
Altria Group Inc.,
Gtd Sr Note	8.500	11/10/13	BBB	3,235	3,557,080

Asset backed securities 0.06%					$400,000
(Cost $999,993)
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04/25/37	BB	1,000	400,000

Collateralized mortgage obligations 0.36%					$2,542,153
(Cost $2,469,963)
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-17 Class 1X3 IO	2.888	06/25/35	AAA	61,408	1,160,997
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	0.151	08/19/45	AAA	11,984	284,620
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-Q02 Class X IO	1.210	09/25/45	AAA	19,566	270,015
Wells Fargo Mortgage-Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2006-AR12-1A1 (P)	6.033	09/25/36	A3	1,344	826,521

Issuer				Shares	Value

Common stocks 57.70%					$407,933,670
(Cost $480,464,660)

Agricultural Products 3.60%					25,443,518
Archer-Daniels-Midland Co.				540,670	14,803,544
Bunge, Ltd.				247,787	10,639,974

Airlines 0.52%					3,698,124
Delta Air Lines, Inc. (I)				535,960	3,698,124

Asset Management & Custody Banks 0.19%					1,309,734
BlackRock, Inc.				12,038	1,309,734

Automotive Retail 1.60%					11,274,255
Autozone, Inc. (I)				84,839	11,274,255

Biotechnology 4.55%					32,168,220
Amgen, Inc. (I)				96,614	5,299,278
Biogen Idec, Inc. (I)				28,849	1,403,504
Cephalon, Inc. (I)				121,857	9,404,923
Genentech, Inc. (I)				13,363	1,085,610
Genzyme Corp. (I)				82,002	5,651,578
Gilead Sciences, Inc. (I)				154,512	7,844,574
OSI Pharmaceuticals, Inc. (I)				41,538	1,478,753

Communications Equipment 1.14%					8,064,423
Corning, Inc.				797,668	8,064,423

Computer & Electronics Retail 1.04%					7,362,647
Best Buy Co., Inc.				262,764	7,362,647

Computer Hardware 0.51%					3,610,878
Apple, Inc. (I)				40,063	3,610,878

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Computer Storage & Peripherals 1.65%		$11,664,487
Brocade Communications Systems, Inc. (I)	658,482	2,508,816
EMC Corp. (I)	829,318	9,155,671

Data Processing & Outsourced Services 1.96%		13,832,432
Fiserv, Inc. (I)	422,511	13,414,724
Wright Express Corp. (I)	35,824	417,708

Diversified Financial Services 0.21%		1,488,040
Bank of America Corp.	95,130	625,955
JPMorgan Chase & Co.	33,794	862,085

Diversified Metals & Mining 0.82%		5,803,058
Freeport-McMoRan Copper & Gold, Inc. (Class B)	99,344	2,497,508
Silver Standard Resources, Inc.	165,858	3,305,550

Electric Utilities 1.99%		14,078,227
American Electric Power Co., Inc.	48,597	1,523,516
Exelon Corp.	122,207	6,626,063
FPL Group, Inc.	65,811	3,392,557
Pepco Holdings, Inc.	142,397	2,536,091

Gas Utilities 0.65%		4,567,001
Equitable Resources, Inc.	133,421	4,567,001

Gold 4.01%		28,382,119
Barrick Gold Corp.	692,319	25,955,039
Goldcorp, Inc.	14,815	438,080
Newmont Mining Corp.	50,000	1,989,000

Health Care Distributors 2.57%		18,183,040
McKesson Corp.	411,381	18,183,040

Health Care Services 2.30%		16,282,835
Express Scripts, Inc. (I)	107,848	5,797,909
Kinetic Concepts, Inc. (I)	186,063	4,484,118
Laboratory Corp. of America Holdings (I)	101,365	6,000,808

Heavy Electrical Equipment 0.67%		4,707,918
ABB, Ltd., SADR	360,760	4,707,918

Home Improvement Retail 0.36%		2,562,092
Home Depot, Inc.	119,001	2,562,092

Industrial Gases 0.03%		238,865
Brazil Ethanol, Inc. (I)(S)	111,100	238,865

Insurance Brokers 1.16%		8,215,712
Marsh & McLennan Companies, Inc.	125,173	2,419,594
Willis Group Holdings, Ltd.	234,092	5,796,118

Integrated Oil & Gas 1.51%		10,672,547
Suncor Energy, Inc.	554,418	10,672,547

Internet Software & Services 0.94%		6,673,240
eBay, Inc. (I)	555,178	6,673,240

Investment Banking & Brokerage 2.01%		14,237,194
Charles Schwab Corp.	924,116	12,558,737

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Investment Banking & Brokerage (continued)
Goldman Sachs Group, Inc.	20,791	$1,678,457

Managed Health Care 0.78%		5,532,322
Aetna, Inc.	178,462	5,532,322

Metal & Glass Containers 0.33%		2,316,385
Owens-Illinois, Inc. (I)	121,915	2,316,385

Multi-Line Insurance 0.12%		866,095
MetLife, Inc.	30,146	866,095

Multi-Media 0.90%		6,325,849
News Corp. (Class B)	873,736	6,325,849

Multi-Utilities 0.83%		5,839,938
CMS Energy Corp.	497,016	5,839,938

Oil & Gas Drilling 0.32%		2,248,323
Transocean, Ltd.	41,163	2,248,323

Oil & Gas Equipment & Services 0.51%		3,577,510
Dresser-Rand Group, Inc. (I)	98,462	1,918,040
Tenaris SA, ADR	83,854	1,659,470

Oil & Gas Exploration & Production 2.96%		20,948,065
Canadian Natural Resources, Ltd.	73,007	2,595,399
Denbury Resources, Inc. (I)	383,503	4,694,077
Southwestern Energy Co. (I)	431,551	13,658,589

Oil & Gas Storage & Transportation 2.33%		16,476,642
Southern Union Co.	502,954	6,483,077
Williams Cos., Inc.	706,259	9,993,565

Pharmaceuticals 1.67%		11,832,517
Pfizer, Inc.	296,785	4,327,125
Roche Holding AG	49,760	6,985,544
Shire PLC, ADR	11,904	519,848

Property & Casualty Insurance 3.01%		21,302,853
ACE, Ltd.	209,840	9,161,614
Axis Capital Holdings, Ltd.	136,510	3,311,733
Berkshire Hathaway, Inc. (Class B) (I)	2,954	8,829,506

Publishing 0.38%		2,659,714
The Washington Post Co.	6,810	2,659,714

Regional Banks 0.40%		2,791,517
PNC Financial Services Group, Inc.	85,840	2,791,517

Semiconductor Equipment 0.26%		1,853,775
MEMC Electronic Materials, Inc. (I)	136,307	1,853,775

Soft Drinks 0.96%		6,784,852
Pepsi Bottling Group, Inc.	351,729	6,784,852

Specialized Consumer Services 0.62%		4,415,925
H&R Block, Inc.	213,021	4,415,925

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Specialized Finance 1.63%		$11,498,011
BM&F BOVESPA SA	353,297	1,018,775
NYSE Euronext	223,450	4,915,900
The Nasdaq OMX Group, Inc. (I)	254,965	5,563,336

Specialty Chemicals 1.48%		10,438,251
Ecolab, Inc. (I)	307,369	10,438,251

Systems Software 2.22%		15,704,520
Microsoft Corp.	918,393	15,704,520

		Credit
Issuer, description		rating (A)		Shares	Value

Preferred Stocks 0.42%					$3,004,689
(Cost $3,000,000)

Oil & Gas Exploration & Production 0.42%					3,004,689
Lasmo America, Ltd., 8.150%		A		30,000	3,004,689

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 19.97%					$141,220,566
(Cost $137,816,535)

U.S. Government 6.96%					49,251,010
U.S. Treasury,
Bond	6.000%	02/15/26	AAA	2,500	3,192,578
Inflation Indexed Note TIPS (D)	2.500	07/15/16	AAA	2,106	2,162,989
Inflation Indexed Note TIPS (D)	1.875	07/15/13	AAA	16,213	16,136,695
Note	4.875	04/30/11	AAA	9,000	9,787,500
Note	4.250	08/15/15	AAA	16,000	17,971,248

U.S. Government Agency 13.01%					91,969,556
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01/01/23	AAA	4,378	4,442,763
30 Yr Pass Thru Ctf	5.500	05/01/38	AAA	3,925	4,017,665
30 Yr Pass Thru Ctf	5.500	05/01/38	AAA	813	832,171
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07/01/11	AAA	24	24,418
15 Yr Pass Thru Ctf	6.500	08/01/16	AAA	20	20,423
15 Yr Pass Thru Ctf	5.500	08/01/22	AAA	4,592	4,740,896
15 Yr Pass Thru Ctf	5.500	01/01/23	AAA	4,725	4,878,221
15 Yr Pass Thru Ctf	5.000	03/01/23	AAA	2,692	2,758,574
15 Yr Pass Thru Ctf	4.500	12/01/17	AAA	407	416,098
15 Yr Pass Thru Ctf	4.500	03/01/23	AAA	4,545	4,614,678
30 Yr Pass Thru Ctf	8.000	01/01/31	AAA	10	10,120
30 Yr Pass Thru Ctf	7.500	04/01/31	AAA	10	10,586
30 Yr Pass Thru Ctf	7.000	06/01/31	AAA	13	13,739
30 Yr Pass Thru Ctf	7.000	06/01/32	AAA	5	4,845
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	2,798	2,866,406
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	4,579	4,690,624
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	920	942,908
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	2,661	2,726,320
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	4,880	4,999,557
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	934	950,271
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	4,924	5,008,289

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf	4.950%	12/01/38	AAA	980	$998,902
Note	6.000	05/15/11	AAA	1,500	1,641,660
Note	5.125	04/15/11	AAA	1,000	1,072,943
Note	5.000	01/01/23	AAA	2,515	2,577,366
Note	5.000	03/01/23	AAA	4,491	4,602,789
Financing Corp.,
Bond	9.650	11/02/18	Aaa	1,790	2,627,546
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	08/15/23	AAA	8,527	8,856,286
30 Yr Pass Thru Ctf	9.000	04/15/21	AAA	3	2,939
30 Yr Pass Thru Ctf	6.500	04/15/29	AAA	149	156,765
30 Yr Pass Thru Ctf	6.000	10/15/36	AAA	4,582	4,724,539
30 Yr Pass Thru Ctf	5.500	07/20/38	AAA	2,949	3,020,304
30 Yr Pass Thru Ctf	5.500	09/15/38	AAA	9,606	9,856,569
30 Yr Pass Thru Ctf	4.500	02/15/39	AAA	2,000	2,014,375
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05/01/20	AAA	791	847,001

	Expiration	Strike
Issuer	Date	Price		Shares	Value

Warrants 0.00%					$708
(Cost $156,677)

Paper Packaging 0.00%					708
Boise, Inc. (I)	06-18-11	$7.50		70,816	708

Short-term investments 3.87%					$27,370,849
(Cost $27,382,604)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 3.87%					27,370,849
U.S. Treasury Bill	Zero	06/25/09	AAA	15,200	15,183,159
U.S. Treasury Bill	Zero	06/18/09	AAA	12,200	12,187,690

Total Investments (Cost $778,885,204)† 99.47%					$703,302,543

Other assets and liabilities, net 0.53%					$3,734,261

Total net assets 100.00%					$707,036,804

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

SADR Sponsored American Depositary Receipt

TIPS Treasury Inflation Protected Security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $820,635,134. Net unrealized depreciation aggregated $117,332,591, of which $25,849,681 related to appreciated investment securities and $143,182,272 related to depreciated investment securities.

Notes to financial statements

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

10

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$400,709,970	-
Level 2 – Other Significant Observable
Inputs	300,238,075	-
Level 3 – Significant Unobservable Inputs	2,354,498	-
Total	$703,302,543	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets, for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of October 31, 2008	$3,806,743	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	(960,936)	-
(depreciation)
Net purchases (sales)	(491,309)	-
Transfers in and/or out of Level 3	-	-
Balance as of January 31, 2009	$2,354,498	-

11

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12

Fixed Income Risk:
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

13

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian[1]
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

[1]Effective 4-1-2009

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 1/09
3/09

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.00%					$34,250
(Cost $286,174)

Airlines 0.00%					34,250
Northwest Airlines, Inc.,
Conv Sr Note (G)	7.625	11/15/23	D	3,000	3,000
Gtd Conv Sr Note (B)(G)	Zero	05/15/23	D	25,000	31,250

Issuer				Shares	Value

Common stocks 94.80%				$1,551,130,690
(Cost $2,226,801,503)

Agricultural Products 6.06%					99,205,491
Archer-Daniels-Midland Co.				2,102,390	57,563,438
Bunge, Ltd.				969,773	41,642,053

Airlines 0.88%					14,380,594
Delta Air Lines, Inc. (I)				2,084,144	14,380,594

Asset Management & Custody Banks 0.30%					4,975,533
BlackRock, Inc.				45,731	4,975,533

Automotive Retail 2.65%					43,377,024
Autozone, Inc. (I)				326,413	43,377,024

Biotechnology 6.42%					105,091,274
Biogen Idec, Inc. (I)				95,066	4,624,961
Cephalon, Inc. (I)				472,291	36,451,419
Genentech, Inc. (I)				53,932	4,381,436
Genzyme Corp. (I)				340,042	23,435,694
Gilead Sciences, Inc. (I)				610,640	31,002,193
OSI Pharmaceuticals, Inc. (I)				145,943	5,195,571

Communications Equipment 1.93%					31,510,262
Corning, Inc.				3,116,742	31,510,262

Computer & Electronics Retail 1.71%					27,915,682
Best Buy Co., Inc.				996,277	27,915,682

Computer Hardware 0.84%					13,769,430
Apple, Inc. (I)				152,773	13,769,430

Computer Storage & Peripherals 2.84%					46,453,506
Brocade Communications Systems, Inc. (I)				2,493,690	9,500,959
EMC Corp. (I)				3,347,151	36,952,547

Data Processing & Outsourced Services 2.94%					48,105,589
Fiserv, Inc. (I)				1,458,880	46,319,440
Wright Express Corp. (I)				153,186	1,786,149

Diversified Financial Services 0.35%					5,786,961
Bank of America Corp.				369,855	2,433,646
JPMorgan Chase & Co.				131,451	3,353,315

Diversified Metals & Mining 0.56%					9,095,807
Avalon Ventures, Ltd. (I)				665,280	374,347
Freeport-McMoRan Copper & Gold, Inc. (Class B)				344,593	8,663,068

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Metals & Mining (continued)
Titanium Resources Group Ltd. (I)	948,050	58,392

Electric Utilities 3.26%		53,402,380
American Electric Power Co., Inc.	184,018	5,768,964
Exelon Corp.	464,208	25,169,358
FPL Group, Inc.	254,786	13,134,218
Pepco Holdings, Inc.	523,854	9,329,840

Gas Utilities 1.09%		17,759,311
Equitable Resources, Inc.	518,823	17,759,311

Gold 6.95%		113,743,788
Barrick Gold Corp.	2,776,532	104,092,185
Goldcorp, Inc.	57,342	1,695,603
Newmont Mining Corp.	200,000	7,956,000

Health Care Distributors 4.30%		70,421,562
Mckesson Corp.	1,593,248	70,421,562

Health Care Services 3.33%		54,477,961
Express Scripts, Inc.	208,518	11,209,928
Kinetic Concepts, Inc. (I)	790,482	19,050,616
Laboratory Corp. of America Holdings (I)	409,078	24,217,417

Heavy Electrical Equipment 1.14%		18,694,008
ABB, Ltd., SADR	1,432,491	18,694,008

Home Improvement Retail 0.62%		10,129,865
Home Depot, Inc.	470,500	10,129,865

Industrial Gases 0.07%		1,075,743
Brazil Ethanol, Inc. (B)(I)(S)	500,000	1,075,743

Insurance Brokers 1.94%		31,670,228
Marsh & McLennan Cos, Inc.	473,425	9,151,305
Willis Group Holdings, Ltd.	909,488	22,518,923

Integrated Oil & Gas 2.98%		48,730,181
Suncor Energy, Inc.	2,531,438	48,730,181

Internet Software & Services 1.57%		25,723,425
eBay, Inc. (I)	2,140,052	25,723,425

Investment Banking & Brokerage 3.31%		54,230,687
Charles Schwab Corp.	3,510,358	47,705,765
Goldman Sachs Group, Inc.	80,824	6,524,922

Managed Health Care 1.31%		21,400,757
Aetna, Inc.	690,347	21,400,757

Metal & Glass Containers 0.55%		8,954,510
Owens-Illinois, Inc. (I)	471,290	8,954,510

Multi-Line Insurance 0.20%		3,269,158
MetLife, Inc.	113,789	3,269,158

Multi-Media 1.50%		24,481,437
News Corp. (Class B)	3,381,414	24,481,437

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Multi-Utilities 1.38%		22,602,664
CMS Energy Corp.	1,923,631	22,602,664

Oil & Gas Drilling 0.53%		8,747,120
Transocean, Ltd. (I)	160,145	8,747,120

Oil & Gas Exploration & Production 5.38%		88,078,750
Canadian Natural Resources, Ltd.	300,817	10,694,044
Denbury Resources, Inc. (I)	1,942,044	23,770,619
Southwestern Energy Co. (I)	1,693,968	53,614,087

Oil & Gas Storage & Transportation 3.95%		64,663,015
Southern Union Co.	2,008,768	25,893,020
Williams Companies, Inc.	2,739,929	38,769,995

Pharmaceuticals 2.59%		42,449,379
Pfizer, Inc.	1,138,204	16,595,014
Roche Holdings AG	184,168	25,854,365

Precious Metals & Minerals 0.80%		13,015,346
Silver Standard Resources, Inc. (I)	653,053	13,015,346

Property & Casualty Insurance 5.29%		86,500,711
ACE, Ltd.	834,904	36,451,909
Axis Capital Holdings, Ltd.	515,292	12,500,984
Berkshire Hathaway, Inc. (Class B) (I)	12,562	37,547,818

Publishing 0.63%		10,342,810
Washington Post Co., (Class B)	26,482	10,342,810

Regional Banks 0.66%		10,801,648
PNC Financial Services Group, Inc.	332,154	10,801,648

Semiconductor Equipment 0.44%		7,125,570
MEMC Electronic Materials, Inc. (I)	523,939	7,125,570

Soft Drinks 1.62%		26,434,900
Pepsi Bottling Group, Inc.	1,370,394	26,434,900

Specialized Consumer Services 1.04%		17,056,934
H&R Block, Inc.	822,814	17,056,934

Specialized Finance 2.74%		44,879,647
BM&F BOVESPA SA	1,597,404	4,606,307
NASDAQ OMX Group, Inc. (I)	979,810	21,379,454
NYSE Euronext	858,813	18,893,886

Specialty Chemicals 2.43%		39,814,398
Ecolab, Inc.	1,172,391	39,814,398

Systems Software 3.72%		60,785,644
Microsoft Corp.	3,554,716	60,785,644

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations 0.45%					$7,346,825
(Cost $9,572,293)

Collateralized Mortgage Obligations 0.45%					7,346,825
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	71,722	3,743,020
Harborview Mortgage Loan Trust,
Ser 2005-10 Class X IO	3.659	11/19/35	AAA	153,065	1,004,489
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-Q02 Class X IO	Zero	09/25/45	AAA	188,356	2,599,316

Issuer				Shares	Value

Warrants 0.00%					$1
(Cost $0)

Issuer				Shares	Value

Diversified Metals & Mining 0.00%					1
Avalon Ventures Ltd. (Canada) (I)				332,640	1

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 5.00%					$81,738,324
(Cost $81,738,325)

U.S. Government Agency 5.00%					81,738,324
U.S. Treasury Bill,
Discount Note	Zero	06/18/09	AAA	3,398	3,398,382
Discount Note	Zero	06/25/09	AAA	78,340	78,339,942

Total investments (Cost $2,318,398,295)† 100.25%				$1,640,250,090

Other assets and liabilities, net (0.25%)					($4,090,889)

Total net assets 100.00%				$1,636,159,201

Gtd Guaranteed

IO Interest only (carries notional principal amount)

SADR Sponsored American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s rating are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted $1,106,993 or 0.07% of the Fund's net assets as of January 31, 2009.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,075,743 or 0.070% of the net assets of the Fund as of January 31, 2009.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,345,776,501. Net unrealized depreciation aggregated $705,526,411, of which $42,082,988 related to appreciated investment securities and $747,609,399 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

5

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$1,524,200,582
Level 2 – Other Significant Observable Inputs	107,595,590
Level 3 – Significant Unobservable Inputs	8,453,818
Total	$1,640,250,090

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$17,020,027	$-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(8,456,356)	-
Net purchases (sales)		-
Transfers in and/or out of Level 3	(109,853)	-
Balance as of January 31, 2009	$8,453,818	$-

6

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 100.00%		$165,975,403
(Cost $360,891,232)

Airlines 0.08%		137,100
Pinnacle Airlines Corp. (I)	68,550	137,100

Apparel Retail 0.78%		1,297,334
Joe's Jeans, Inc. (I)	3,706,668	1,297,334

Application Software 1.27%		2,108,877
Aspen Technology, Inc. (I)	145,143	972,458
Descartes Systems Group, Inc. (I)	419,739	1,136,419

Building Products 0.36%		591,321
Ameron International Corp.	11,862	591,321

Cable & Satellite 0.28%		461,064
Sirius XM Radio, Inc. (I)	3,842,199	461,064

Casinos & Gaming 2.03%		3,365,122
Melco Crown Entertainment Ltd., ADR (I)	1,206,137	3,365,122

Communications Equipment 10.42%		17,294,760
DG Fastchannel, Inc.	690,000	9,998,100
EchoStar Corp (Class A)	241,546	3,637,683
MRV Communications, Inc. (I)	7,174,466	3,658,977

Computer Storage & Peripherals 3.12%		5,177,664
Brocade Communications Systems, Inc. (I)	1,358,967	5,177,664

Data Processing & Outsourced Services 8.90%		14,773,389
Wright Express Corp. (I)	648,521	7,561,755
Broadridge Financial Solutions, Inc.	253,948	3,425,759
Lender Processing Services, Inc.	146,060	3,785,875

Distributors 1.44%		2,384,200
Core-Mark Holding Company, Inc. (I)	130,000	2,384,200

Diversified Chemicals 0.31%		508,300
Solutia, Inc. (I)	130,000	508,300

Diversified Metals & Mining 2.70%		4,489,377
FNX Mining Co., Inc. (I)	935,826	2,571,852
Sherritt International Corp.	880,661	1,917,525

Footwear 1.14%		1,888,974
Daphne International Holdings Ltd.	12,660,618	1,888,974

Health Care Services 2.05%		3,411,379
Kinetic Concepts, Inc. (I)	141,551	3,411,379

Industrial Conglomerates 4.10%		6,807,870
Seaboard Corp.	6,774	6,807,870

Industrial Gases 0.17%		278,536
Brazil Ethanol, Inc. (I) (S)	129,462	278,536

Insurance Brokers 7.95%		13,191,079
eHealth, Inc. (I) (W)	954,492	13,191,079

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Internet Retail 11.39%		18,908,439
drugstore.com, Inc. (I)	1,606,575	1,590,509
RealNetworks, Inc. (I)	1,730,129	4,878,964
Shutterfly, Inc. (I)	180,174	1,190,950
The Knot, Inc. (I) (W)	1,634,886	11,248,016

Investment Banking & Brokerage 3.99%		6,625,624
BGC Partners, Inc. (Class A)	819,256	1,974,407
TradeStation Group, Inc. (I)	844,141	4,651,217

Multi-Sector Holdings 3.06%		5,080,894
Pico Holdings, Inc. (I)	187,820	4,774,385
RHJ International (I)	65,000	306,509

Oil & Gas Drilling 0.01%		16,184
Atwood Oceanics, Inc. (I)	972	16,184

Oil & Gas Exploration & Production 5.80%		9,632,580
Plains Exploration & Production Co.	211,543	4,467,788
TXCO Resources, Inc. (I)	1,399,509	2,253,209
Warren Resources, Inc. (I)	1,617,546	2,911,583

Oil & Gas Storage & Transportation 1.97%		3,263,812
Southern Union Co.	253,205	3,263,812

Pharmaceuticals 4.32%		7,167,468
American Oriental Bioengineering, Inc. (I)	1,199,187	5,995,935
Novabay Pharmaceuticals, Inc. (I)	710,020	1,171,533

Precious Metals & Minerals 9.13%		15,153,068
Royal Gold, Inc.	53,700	2,581,896
Gammon Gold, Inc. (I)	1,405,146	9,203,706
Minefinders Corp. Ltd. (I)	753,348	3,367,466

Publishing 2.76%		4,580,878
The Washington Post Co. (Class B)	11,729	4,580,878

Restaurants 3.75%		6,221,099
Carrols Restaurant Group, Inc. (I) (W)	1,671,352	5,365,040
Domino's Pizza, Inc.	127,961	856,059

Security & Alarm Services 2.00%		3,321,987
Brink’s Co.	125,690	3,321,987

Semiconductors 0.35%		577,885
Kopin Corp. (I)	365,750	577,885

Specialized Consumer Services 2.21%		3,676,111
Coinstar, Inc. (I)	159,970	3,676,111

Thrifts & Mortgage Finance 1.76%		2,921,181
Northeast Community Bancorp, Inc.	372,125	2,921,181

Water Utilities 0.40%		661,847
Companhia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	30,528	661,847

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Warrants 0.05%		$77,849
(Cost $758,541)

Industrial Conglomerates 0.05%		77,849
Shermen WSC Acquisition Corp. (I)	2,594,975	77,849

Total investments (Cost $361,649,773) † 100.05%		$166,053,252

Other assets and liabilities, net (0.05%)		($85,020)

Total net assets 100.00%		$165,968,232

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1993. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Issuer is an affiliate of the Fund.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $362,147,726. Net unrealized depreciation aggregated $196,094,474 of which $1,763,282 related to appreciated investment securities and $197,857,756 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157).FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

4

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$163,579,233	-
Level 2 – Other Significant Observable
Inputs	2,195,483	-
Level 3 – Significant Unobservable Inputs	278,536	-
Total	$166,053,252	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
	in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$1,294,620	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation		-
(depreciation)	(1,016,084)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of January 31, 2009	$278,536	-

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment

5

securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk— technology industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be

6

hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Affiliate	Beginning	Ending	Realized	Dividend	Ending value
	share amount	share	gain (loss)	Income
		amount
Carrols	1,716,352	1,671,352	($621,395)	-	$5,365,040
Restaurant
Group, Inc.
bought: none,
sold: 45,000
eHealth, Inc.	1,289,492	954,492	($3,607,519)	-	$13,191,079
bought: none,
sold: 335,000
The Knot, Inc.	2,277,486	1,634,886	($7,780,655)	-	$11,248,016
bought: none,
sold: 642,600

Total					$29,804,135

7

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 95.52%		$55,865,283
(Cost $68,216,945)

Argentina 1.22%		714,663
Cresud SA, SADR (Agricultural Products)	93,298	714,663

Bermuda 3.93%		2,298,221
Bunge, Ltd. (Agricultural Products)	26,309	1,129,708
GP Investments, Ltd. (Investment Banking & Brokerage) (I)	423,586	1,168,513

Brazil 17.24%		10,083,152
All America Latina Logistica SA (Railroads)	369,998	1,403,441
Banco Bradesco SA ADR (Diversified Banks)	113,761	1,018,161
BM&F BOVESPA SA (Specialized Finance)	501,867	1,447,194
Companhia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water
Utilities)	118,882	2,577,362
LLX Logistica SA (Trucking)	732,824	464,332
Minerva SA (Packaged Foods & Meats)	1,874,140	1,470,231
OGX Petroleo E Gas Participacoes SA (Gas Utilities) (I)	3,945	935,237
Petroleo Brasileiro SA, ADR (Integrated Oil & Gas)	2,242	58,740
SLC Agricola SA (Agricultural Products)	131,489	708,454

Canada 11.81%		6,905,883
FNX Mining Co., Inc. (Diversified Metals & Mining) (I)	627,730	1,725,138
Franco-Nevada Corp. (Gold)	26,926	558,831
Gammon Gold, Inc. (Precious Metals & Minerals) (I)	156,928	1,027,879
Gold Wheaton Gold Corp. (Diversified Metals & Mining) (I)	4,724,257	924,625
Hudbay Minerals Inc. (Diversified Metals & Mining)	382,523	1,528,532
Silver Standard Resources, Inc. (Diversified Metals & Mining) (I)	28,152	561,069
Silver Wheaton Corp. (Precious Metals & Minerals) (I)	84,122	549,317
Suncor Energy, Inc. (Integrated Oil & Gas)	1,584	30,492

France 1.16%		680,730
Rhodia Sa (Specialty Chemicals)	140,422	623,968
Total SA	1,139	56,762

Hong Kong 9.88%		5,777,189
China Green Holdings Ltd. (Agricultural Products)	2,865,225	1,866,166
Melco Crown Entertainment Ltd., ADR (Casinos & Gaming) (I)	304,555	849,708
Natural Beauty Bio-Technology Ltd. (Biotechnology)	13,907,910	2,019,181
Road King Infrastructure Ltd. (Highways & Railtracks)	2,959,812	1,042,134

India 5.94%		3,475,248
Bharti Airtel Ltd. (Wireless Telecommunication Services)	85,598	1,095,392
Icici Bank, Ltd., ADR (Diversified Banks)	48,112	792,886
Punjab National Bank, Ltd. (Diversified Banks)	100,686	814,988
United Spirits Ltd. (Distillers & Vintners)	62,999	771,982

Indonesia 0.03%		19,451
Multi Indocitra Tbk PT (Distributors)	1,829,413	19,451

Japan 3.69%		2,155,873
Nikko ETF 225 (Investment Companies)	14,564	1,319,652
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (I)	21,100	836,221

United Arab Emirates 0.01%		2,557
Kingdom Hotel Investments, SGDR (I)	1,382	2,557

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

United States 40.61%		23,752,316
ACE, Ltd. (Property & Casualty Insurance)	11,783	514,446
Archer-Daniels-Midland Co. (Agricultural Products)	22,671	620,732
Bank of America Corp. (Diversified Financial Services)	88,573	582,810
Brazil Ethanol, Inc. (Industrial Gases) (B)(I)	289,727	623,344
Cisco Systems, Inc. (Communications Equipment)	76,455	1,144,531
Denbury Resources, Inc. (Oil & Gas Exploration & Production)	176,381	2,158,903
eBay, Inc. (Internet Software & Services)	108,337	1,302,211
EMC Corp. (Computer Storage & Peripherals) (I)	103,696	1,144,804
Equitable Resources, Inc. (Gas Utilities)	5,573	190,764
Google, Inc. (Class A) (Internet Software & Services)	4,001	1,354,459
Intel Corp. (Semiconductors)	103,504	1,335,202
iShares MSCI Taiwan Index (Investment Companies)	129,393	881,166
JPMorgan Chase & Co. (Diversified Financial Services)	35,799	913,232
McKesson Corp. (Health Care Distributors)	25,761	1,138,636
MEMC Electronic Materials, Inc. (Semiconductor Equipment) (I)	40,264	547,590
Microsoft Corp. (Systems Software)	63,455	1,085,081
Pico Holdings, Inc. (Multi-Sector Holdings) (I)	45,214	1,149,340
Plains Exploration & Production Co. (Oil & Gas Exploration & Production)	2,761	58,312
PNC Financial Services Group, Inc. (Regional Banks)	13,668	444,483
Range Resources Corp. (Oil & Gas Exploration & Production)	5,698	204,216
Rex Energy Corp. (Oil & Gas Exploration & Production) (I)	690,838	1,651,103
Sirius XM Radio, Inc. (Cable & Satellite) (I)	14,346,680	1,721,602
SPDR Russell/Nomura Small Cap Japan ETF (Investment Companies)	28,566	942,678
Wells Fargo & Co. (Diversified Banks)	45,844	866,452
Williams Companies, Inc. (Oil & Gas Storage & Transportation)	83,125	1,176,219

Issuer	Shares	Value

Warrants 0.10%		$55,996
(Cost $0)

Canada 0.10%		55,996
Gold Wheaton Gold Corp. (Diversified Metals & Mining)
(Expiration date: 7/8/13, strike price: CAD 1.00)	915,538	55,996

	Number of
Issuer	contracts	Value

Purchased Call Options 2.09%		$1,222,000
(Cost $662,500)

United States 2.09%		1,222,000
Euribor Curve 1/21/10 at 0.65 (I)	50,000,000	326,000
Euribor Curve 2/03/10 at 0.64 (I)	50,000,000	327,000
Euribor Curve 2/09/10 at 0.77 (I)	50,000,000	272,000
Euribor Curve 3/12/10 at 0.68 (I)	50,000,000	297,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 0.68%					$399,632
(Cost $399,632)

United States 0.68%					399,632
U.S. Treasury Bill (U.S. Government Agency)	Zero	6/25/09	AAA	400,000	399,632

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Total investments (Cost $70,768,092)† 98.39%	$57,542,911

Other assets and liabilities, net 1.61%	$943,047

Total net assets 100.00%	$58,485,958

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SADR Sponsored ADR

SGDR Sponsored Global Depositary Receipts

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $78,626,724. Net unrealized depreciation aggregated $21,083,813, of which $6,020,669 related to appreciated investment securities and $27,104,482 related to depreciated investment securities.

Open forward foreign currency contracts as of January 31, 2009, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Sells
Canadian Dollar	5,762,524	3/31/2009	$206,663
Norwegian Krone	1,062,299	3/31/2009	(10,518)
Swiss Franc	1,420,851	3/31/2009	57,453
			$253,598

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of the Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may

4

include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$46,171,141	-
Level 2 – Other Significant Observable
Inputs	9,526,426	$253,598
Level 3 – Significant Unobservable Inputs	1,845,344	-
Total	$57,542,911	$253,598

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of October 31, 2008	$3,389,966	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation		-
(depreciation)	(1,544,622)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of January 31, 2009	$1,845,344	-

Securities Lending

The Fund may lend Fund securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to

5

receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Options.

The Fund may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Forward Foreign Currency Contracts

The Fund may into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these

6

contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The books and records of the Funds are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Risks associated with foreign investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Small and medium size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap

7

companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

8

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009